Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares issued				88,576,000	87,647,000
Common stock, shares outstanding				80,897,000	79,968,000
Common stock, shares available for future grant				11,800,000
Common stock, shares reserved for issuance under employee stock purchase plan				1,000,000
Common stock, shares reserved for issuance upon exercise of outstanding warrants				4,000
Long-term debt, Total				$ 3,688,907,000	$ 3,328,543,000
Preferred stock convertible into common stock, value		49,700,000	49,400,000	1,800,000
Aggregate liquidation preference				709,800,000
Preferred stock conversion price				$ 69.32
Preferred stock, shares authorized				2,300,000	2,300,000
Series B preferred stock, par value				$ 0.001	$ 0.001
Series B preferred stock, shares outstanding				1,774,000	1,774,000
Percentage of conversion price of common stock				130.00%
Preferred stock convertible into common stock, shares		1,000,000	1,100,000
Common stock repurchased	7,600,000
Common stock repurchased, value	183,900,000
Preferred stock repurchased during the period average cost per share		$ 284.28	$ 269.84
Income from repurchase of preferred shares					(23,936,000)
Common stock, shares available for future grant					5,200,000
Common stock, shares for future grant				1,000,000	1,100,000
Aggregate intrinsic value of the options outstanding				600,000
Aggregate intrinsic value of the options exercisable				600,000
Aggregate intrinsic value of stock options exercised					1,300,000	17,100,000	6,900,000
Restricted stock unit granted				110,000
Restricted stock unit vested period				3 years
Fair value of restricted stock unit				$ 18.37
Restricted stock unit, units underlying				0
Weighted average period				1 year 10 months 28 days
Percentage of purchase price				85.00%
Common stock, shares issued employee stock option plan				2,000,000
3% Convertible senior subordinated notes [Member]
Class of Stock [Line Items]
Long-term debt, Total				150,000,000
Interest rate of debt instrument				3.00%
Initial conversion price				$ 43.98
Senior subordinated convertible notes, convertible into common stock, shares				3,400,000
Subordinated convertible promissory notes [Member]
Class of Stock [Line Items]
Long-term debt, Total				1,700,000
Initial conversion price				$ 61.49
Senior subordinated convertible notes, convertible into common stock, shares				27,647
Common stock [Member]
Class of Stock [Line Items]
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common stock issuable on conversion of preferred stock				10,200,000
Common stock repurchased		8,300	16,700
Common stock repurchased, value		300,000	600,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000
Series B preferred stock, repurchased					(358,000)
Series B preferred stock [Member]
Class of Stock [Line Items]
Common stock issuable on conversion of preferred stock				10,200,000
Preferred stock, shares authorized				2,300,000
Series B preferred stock, shares outstanding				1,800,000
Series B preferred stock outstanding with fair value				328,500,000
Liquidation preference per share				$ 400.00
Initial conversion price				$ 69.32
Senior subordinated convertible notes, convertible into common stock, shares				5.7703
Series B preferred stock accrues dividends				$ 12.00
Preferred Stock, Dividend Rate, Percentage				3.00%
Series B preferred stock dividends				21,300,000
Aggregate liquidation preference				709,800,000
Series B preferred stock, repurchased		174,788	183,000
Income from repurchase of preferred shares		10,200,000	13,700,000
Employee Purchase Plan [Member]
Class of Stock [Line Items]
Common stock, shares available for future grant				3,000,000
Stock Options and Awards [Member]
Class of Stock [Line Items]
Equity awards outstanding				$ 29,600,000